UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2008

This report on Form N-CSR relates solely to the Registrant's Fidelity Real Estate Income series (the "Fund").

Item 1. Reports to Stockholders

Fidelity®
Real Estate Income
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indi-rectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 976.30	$ 4.57
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.51	$ 4.67

* Expenses are equal to the Fund's annualized expense ratio of .92%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Annaly Capital Management, Inc.	3.0	1.7
MFA Mortgage Investments, Inc. Series A, 8.50%	1.6	1.3
Anworth Mortgage Asset Corp. Series A, 8.625%	1.3	1.0
MFA Mortgage Investments, Inc.	1.2	0.6
Annaly Capital Management, Inc. Series A, 7.875%	1.1	0.9
	8.2
Top 5 Bonds as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
American Financial Realty Trust 4.375% 7/15/24	1.7	1.9
Senior Housing Properties Trust 8.625% 1/15/12	1.5	1.2
Ventas Realty LP 9% 5/1/12	1.4	1.1
Thornburg Mortgage, Inc. 8% 5/15/13	1.4	1.3
Health Care Property Investors, Inc. 6.3% 9/15/16	1.0	0.9
	7.0
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Common Stocks 17.9%		Common Stocks 17.0%
	Preferred Stocks 18.1%		Preferred Stocks 20.2%
	Bonds 50.7%		Bonds 49.3%
	Convertible Securities 3.1%		Convertible Securities 3.7%
	Other Investments 3.8%		Other Investments 4.3%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	5.1%	** Foreign investments	6.1%

Semiannual Report

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 17.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Red Lion Hotels Corp. (a)	89,500	$ 707,050
Starwood Hotels & Resorts Worldwide, Inc.	45,300	2,049,825
		2,756,875
FINANCIALS - 15.9%
Real Estate Investment Trusts - 15.8%
Acadia Realty Trust (SBI)	90,200	2,259,510
Alexandria Real Estate Equities, Inc.	39,600	3,889,908
AMB Property Corp. (SBI)	18,200	920,920
Annaly Capital Management, Inc.	640,600	12,632,627
Anworth Mortgage Asset Corp.	203,800	1,807,706
AvalonBay Communities, Inc.	25,500	2,395,725
Boston Properties, Inc.	11,500	1,057,080
CaPlease, Inc.	227,000	1,840,970
Cousins Properties, Inc.	25,300	672,980
Cypress Sharpridge Investments, Inc. (e)	399,375	3,075,188
DCT Industrial Trust, Inc.	101,000	956,470
Developers Diversified Realty Corp.	52,600	2,164,490
Equity Lifestyle Properties, Inc.	46,430	2,027,598
Equity Residential (SBI)	60,300	2,255,823
Federal Realty Investment Trust (SBI)	9,400	693,720
General Growth Properties, Inc.	65,140	2,378,913
GMH Communities Trust	80,900	427,152
HCP, Inc.	104,900	3,190,009
Highwoods Properties, Inc. (SBI)	10,000	299,300
Host Hotels & Resorts, Inc.	33,049	553,240
Inland Real Estate Corp.	196,800	2,633,184
Kilroy Realty Corp.	10,700	524,621
Kimco Realty Corp.	25,200	902,412
LaSalle Hotel Properties (SBI)	19,100	523,531
LTC Properties, Inc.	36,000	937,800
MFA Mortgage Investments, Inc.	472,800	4,822,560
National Retail Properties, Inc.	15,000	340,800
Nationwide Health Properties, Inc.	41,600	1,312,896
Newcastle Investment Corp.	110,200	1,377,500
Potlatch Corp.	9,100	390,663
ProLogis Trust	11,966	710,182
Simon Property Group, Inc.	6,804	608,142
UDR, Inc.	10,900	248,847
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	62,800	$ 2,775,760
Vornado Realty Trust	26,200	2,368,480
		65,976,707
Real Estate Management & Development - 0.1%
Meruelo Maddux Properties, Inc.	113,600	596,400
TOTAL FINANCIALS		66,573,107
HEALTH CARE - 1.3%
Health Care Providers & Services - 1.3%
Capital Senior Living Corp. (a)	108,000	828,360
Emeritus Corp. (a)	133,900	2,965,885
Sun Healthcare Group, Inc. (a)	91,000	1,567,930
		5,362,175
TOTAL COMMON STOCKS (Cost $68,339,900)		74,692,157
Preferred Stocks - 18.6%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.5%
HRPT Properties Trust 6.50%	80,000	1,546,320
Lexington Corporate Properties Trust Series C, 6.50%	7,800	292,500
		1,838,820
Nonconvertible Preferred Stocks - 18.1%
FINANCIALS - 18.1%
Diversified Financial Services - 0.7%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	500,000
Red Lion Hotels Capital Trust 9.50%	77,750	1,924,313
W2007 Grace Acquisition I, Inc. Series B, 8.75%	35,300	617,750
		3,042,063
Insurance - 0.4%
Hilltop Holdings, Inc. Series A, 8.25%	84,200	1,895,342
Real Estate Investment Trusts - 15.7%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,705,820
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mtg Investment Corp.:
Series A, 9.375%	120,300	$ 8,421
Series B, 9.25%	124,100	6,205
Annaly Capital Management, Inc. Series A, 7.875%	182,900	4,517,630
Anworth Mortgage Asset Corp. Series A, 8.625%	229,327	5,538,247
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,648,350
Series T, 8.00%	57,500	1,202,900
Ashford Hospitality Trust, Inc. Series A, 8.55%	85,000	1,657,500
AvalonBay Communities, Inc. Series H, 8.70%	300	7,893
Cedar Shopping Centers, Inc. 8.875%	66,000	1,653,300
CenterPoint Properties Trust Series D, 5.377%	3,575	2,931,500
Colonial Properties Trust (depositary shares) Series D, 8.125%	39,000	936,000
Cousins Properties, Inc. Series A, 7.75%	71,700	1,649,100
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	25,000	615,000
Digital Realty Trust, Inc. Series A, 8.50%	75,000	1,728,750
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	24,000	252,000
EastGroup Properties, Inc. Series D, 7.95%	100,500	2,462,250
Glimcher Realty Trust Series F, 8.75%	27,000	592,650
Gramercy Capital Corp. Series A, 8.125%	20,000	421,000
HomeBanc Mortgage Corp. Series A, 10.00%	104,685	8,375
Hospitality Properties Trust:
Series B, 8.875%	67,975	1,685,780
Series C, 7.00%	55,000	1,113,750
Host Hotels & Resorts, Inc. Series E, 8.875%	46,000	1,175,300
HRPT Properties Trust Series B, 8.75%	23,961	597,108
Innkeepers USA Trust Series C, 8.00%	62,400	811,200
Kimco Realty Corp. Series G, 7.75%	43,500	1,074,450
LaSalle Hotel Properties:
Series B, 8.375%	19,400	451,050
Series E, 8.00%	9,100	204,750
Series G, 7.25%	10,660	215,865
LBA Realty Fund II:
Series A, 8.75% (e)	69,000	2,760,000
Series B, 7.625% (a)	31,240	546,700
Lexington Corporate Properties Trust Series B, 8.05%	29,500	645,755
Lexington Realty Trust 7.55%	30,000	543,000
LTC Properties, Inc. Series F, 8.00%	56,800	1,354,112
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Mortgage Investments, Inc. Series A, 8.50%	274,400	$ 6,673,408
Mid-America Apartment Communities, Inc. Series H, 8.30%	27,800	682,490
Newcastle Investment Corp.:
Series B, 9.75%	199,700	3,974,030
Series D, 8.375%	51,300	774,630
Omega Healthcare Investors, Inc. Series D, 8.375%	64,800	1,579,176
ProLogis Trust Series C, 8.54%	6,478	320,726
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	5,890	134,881
Series P, 6.70%	35,000	722,750
Public Storage:
Series I, 7.25%	10,300	252,350
Series K, 7.25%	20,000	491,400
Realty Income Corp.:
6.75%	600	12,990
8.25%	66,933	1,708,130
Saul Centers, Inc. 8.00%	103,300	2,560,807
Simon Property Group, Inc. Series J, 8.375%	5,600	375,200
Strategic Hotel & Resorts, Inc. 8.50% (e)	119,500	2,509,500
		65,494,179
Thrifts & Mortgage Finance - 1.3%
Fannie Mae Series S, 8.25%	80,000	2,020,000
Freddie Mac Series Z, 8.375%	64,000	1,718,400
MFH Financial Trust I 9.50% (a)(e)	22,660	1,586,200
		5,324,600
TOTAL FINANCIALS		75,756,184
TOTAL PREFERRED STOCKS (Cost $94,756,263)		77,595,004
Corporate Bonds - 35.1%
		Principal Amount (d)	Value
Convertible Bonds - 2.6%
FINANCIALS - 2.6%
Real Estate Investment Trusts - 2.6%
American Financial Realty Trust 4.375% 7/15/24		$ 7,250,000	$ 7,114,063
Anthracite Capital, Inc. 11.75% 9/1/27 (e)		500,000	451,100
BioMed Realty LP 4.5% 10/1/26 (e)		1,000,000	892,000
CaPlease, Inc. 7.5% 10/1/27 (e)		2,040,000	1,814,988
Washington (REIT) 3.875% 9/15/26		750,000	699,675
			10,971,826
Nonconvertible Bonds - 32.5%
CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 0.5%
Host Marriott LP 7% 8/15/12		2,000,000	1,975,000
Household Durables - 4.5%
Beazer Homes USA, Inc.:
8.125% 6/15/16		1,000,000	725,000
8.375% 4/15/12		1,000,000	745,000
D.R. Horton, Inc. 4.875% 1/15/10		1,000,000	960,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		420,000	247,800
6.25% 1/15/16		1,000,000	720,000
7.5% 5/15/16		1,000,000	710,000
7.75% 5/15/13		4,000,000	1,600,000
KB Home:
5.875% 1/15/15		2,000,000	1,810,000
6.25% 6/15/15		3,500,000	3,185,000
7.75% 2/1/10		1,500,000	1,485,000
Kimball Hill, Inc. 10.5% 12/15/12		4,625,000	786,250
Lennar Corp. 5.5% 9/1/14		1,000,000	795,693
M/I Homes, Inc. 6.875% 4/1/12		1,400,000	1,190,000
Meritage Homes Corp. 6.25% 3/15/15		2,500,000	1,700,000
Stanley-Martin Communities LLC 9.75% 8/15/15		4,620,000	2,217,600
			18,877,343
TOTAL CONSUMER DISCRETIONARY			20,852,343
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,370,227	1,421,611
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - 26.0%
Real Estate Investment Trusts - 22.2%
AvalonBay Communities, Inc. 5.5% 1/15/12		$ 1,000,000	$ 966,929
Brandywine Operating Partnership LP 4.5% 11/1/09		1,000,000	992,511
BRE Properties, Inc. 5.75% 9/1/09		1,800,000	1,822,667
Camden Property Trust:
4.375% 1/15/10		2,370,000	2,328,764
4.7% 7/15/09		500,000	500,995
Colonial Realty LP 6.05% 9/1/16		1,000,000	892,659
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		100,000	96,519
6.25% 6/15/14		500,000	507,504
Developers Diversified Realty Corp.:
5% 5/3/10		1,000,000	976,548
7.5% 7/15/18		200,000	198,751
Duke Realty LP:
5.25% 1/15/10		200,000	201,157
6.8% 2/12/09		1,500,000	1,524,125
Health Care Property Investors, Inc.:
6% 3/1/15		500,000	461,281
6% 1/30/17		1,000,000	894,160
6.3% 9/15/16		4,500,000	4,104,270
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	992,598
6.2% 6/1/16		1,500,000	1,424,781
8% 9/12/12		2,450,000	2,556,276
Healthcare Realty Trust, Inc. 8.125% 5/1/11		1,790,000	1,879,382
Highwoods/Forsyth LP:
5.85% 3/15/17		1,000,000	920,000
7.125% 2/1/08		950,000	950,000
HMB Capital Trust V 8.5906% 12/15/36 (c)(e)(f)		2,530,000	379,500
Hospitality Properties Trust:
5.625% 3/15/17		915,000	830,734
6.75% 2/15/13		610,000	635,804
Host Hotels & Resorts LP 6.875% 11/1/14		1,000,000	975,000
HRPT Properties Trust:
5.5906% 3/16/11 (f)		787,000	761,102
6.25% 6/15/17		870,000	816,934
6.5% 1/15/13		200,000	206,227
iStar Financial, Inc.:
5.3306% 9/15/09 (f)		1,000,000	927,004
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
7% 3/15/08		$ 1,800,000	$ 1,773,000
Kimco Realty Corp. 6.875% 2/10/09		1,000,000	1,011,071
Mack-Cali Realty LP 7.25% 3/15/09		180,000	186,136
Nationwide Health Properties, Inc.:
6% 5/20/15		1,000,000	989,934
6.25% 2/1/13		1,000,000	1,054,997
6.5% 7/15/11		1,500,000	1,591,694
8.25% 7/1/12		1,300,000	1,468,177
Omega Healthcare Investors, Inc. 7% 4/1/14		3,970,000	3,930,300
ProLogis Trust 7.1% 4/15/08		775,000	777,643
Reckson Operating Partnership LP 7.75% 3/15/09		2,600,000	2,690,298
Rouse Co.:
5.375% 11/26/13		2,000,000	1,759,010
7.2% 9/15/12		3,220,000	3,115,047
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)		500,000	450,000
Security Capital Industrial Trust 7.95% 5/15/08		32,000	32,154
Senior Housing Properties Trust:
7.875% 4/15/15		355,000	363,875
8.625% 1/15/12		6,050,000	6,428,125
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	1,049,894
7.75% 2/22/11		500,000	544,241
Simon Property Group LP 5.375% 8/28/08		550,000	551,065
Simon Property Group, Inc. 3.75% 1/30/09		500,000	496,276
Tanger Properties LP 9.125% 2/15/08		300,000	300,380
Thornburg Mortgage, Inc. 8% 5/15/13		6,995,000	5,945,750
UDR, Inc. 5.5% 4/1/14		500,000	485,131
United Dominion Realty Trust, Inc.:
4.5% 3/3/08		2,250,000	2,251,874
5% 1/15/12		1,000,000	998,609
5.13% 1/15/14		500,000	487,935
6.05% 6/1/13		2,500,000	2,443,578
6.5% 6/15/09		325,000	333,521
Ventas Realty LP:
6.5% 6/1/16		2,730,000	2,716,350
6.625% 10/15/14		3,920,000	3,949,400
6.75% 6/1/10		2,100,000	2,063,250
6.75% 4/1/17		2,000,000	2,010,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP: - continued
8.75% 5/1/09		$ 800,000	$ 824,000
9% 5/1/12		5,511,000	5,993,213
Vornado Realty LP 4.5% 8/15/09		1,000,000	1,009,156
			92,799,266
Real Estate Management & Development - 2.9%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12		2,190,000	2,157,150
ERP Operating LP 5.2% 4/1/13		1,000,000	968,760
First Industrial LP:
5.25% 6/15/09		1,000,000	1,012,393
7.375% 3/15/11		2,100,000	2,259,825
Post Apartment Homes LP:
5.125% 10/12/11		2,500,000	2,557,963
7.7% 12/20/10		2,500,000	2,764,635
Price Development Co. LP 7.29% 3/11/08		550,000	550,000
			12,270,726
Thrifts & Mortgage Finance - 0.9%
Wrightwood Capital LLC 9% 6/1/14 (h)		4,000,000	3,660,000
TOTAL FINANCIALS			108,729,992
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,150,000	2,160,750
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
American Tower Corp. 7.125% 10/15/12		2,500,000	2,562,500
TOTAL NONCONVERTIBLE BONDS			135,727,196
TOTAL CORPORATE BONDS (Cost $161,258,649)			146,699,022
Asset-Backed Securities - 4.1%
		Principal Amount (d)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (e)		$ 3,000,000	$ 2,877,570
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 5.8763% 10/25/34 (e)(f)		606,154	42,431
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 5.4344% 3/20/50 (e)(f)		2,250,000	1,667,025
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 5.1263% 12/25/46 (e)(f)		750,000	472,500
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	395,825
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)		500,000	419,114
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		850,000	728,385
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class D, 5.612% 6/15/35 (e)		2,000,000	1,986,180
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.4181% 11/28/39 (e)(f)		550,000	363,392
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 5.3313% 7/25/35 (e)(f)		2,000,000	1,427,596
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,430,543
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 5.8763% 6/25/35 (f)(h)		1,259,000	391,106
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 4.9263% 8/26/30 (e)(f)		735,000	534,198
Class E, 5.3763% 8/26/30 (e)(f)		1,420,000	1,031,062
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,500,000	795,000
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,923,000	1,730,700
Park Place Securities, Inc. Series 2004-WHQ2 Class M10, 5.8763% 2/25/35 (e)(f)		915,326	407,807
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 7.5275% 2/5/36 (e)(f)		3,000,000	450,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 6.9319% 11/21/40 (e)(f)		250,000	194,517
TOTAL ASSET-BACKED SECURITIES (Cost $24,129,351)			17,344,951
Collateralized Mortgage Obligations - 3.8%
		Principal Amount (d)	Value
Private Sponsor - 3.7%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (e)		$ 181,901	$ 152,612
Series 2002-R2 Class 2B3, 6.5622% 7/25/33 (e)(f)		258,424	107,267
Series 2003-40 Class B3, 4.5% 10/25/18 (e)		231,991	187,932
Series 2003-R2 Class B3, 5.5% 5/25/43 (e)		564,345	177,091
Series 2003-R3:
Class B2, 5.5% 11/25/33 (e)		1,780,993	590,459
Class B3, 5.5% 11/25/33 (e)		533,286	128,187
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)(f)		584,101	77,381
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (e)(f)		1,785,000	1,780,997
Series 2000-1A:
Class F, 6.971% 3/8/10 (e)		1,512,000	1,471,373
Class G, 6.971% 3/8/10 (e)		1,720,000	1,657,839
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 17.1925% 7/10/35 (e)(f)		913,432	966,525
Series 2004-C Class B5, 6.5925% 9/10/36 (e)(f)		380,231	303,100
Series 2005-A Class B6, 7.2425% 3/10/37 (e)(f)		1,913,624	1,318,681
Series 2005-B Class B6, 6.8425% 6/10/37 (e)(f)		948,951	639,801
Series 2005-D Class B6, 6.4863% 12/15/37 (e)(f)		479,065	329,507
Series 2006-B Class B6, 5.9363% 6/15/38 (e)(f)		989,702	719,506
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		74,220	76,553
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)		154,039	137,220
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 11.7425% 12/10/35 (e)(f)		690,953	637,242
Series 2004-A Class B7, 9.4925% 2/10/36 (e)(f)		657,520	557,146
Series 2004-B Class B7, 9.2425% 2/10/36 (e)(f)		790,013	652,779
Series 2005-C Class B7, 8.3425% 9/10/37 (e)(f)		1,932,489	1,334,248
Series 2006-B Class B7, 8.0863% 7/15/38 (e)(f)		989,702	755,228
Series 2007-A Class BB, 7.5863% 2/15/39 (e)(f)		794,200	542,445
TOTAL PRIVATE SPONSOR			15,301,119
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (h)		250,043	102,463
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 6.2552% 2/25/42 (e)(f)		148,988	81,036
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (h)		$ 319,218	$ 88,714
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 6.435% 6/25/43 (f)		185,365	133,648
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 6.7015% 10/25/42 (e)(f)		79,951	59,330
TOTAL U.S. GOVERNMENT AGENCY			465,191
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,096,762)			15,766,310
Commercial Mortgage Securities - 10.3%

Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		515,000	574,076
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (e)		499,172	574,366
Class BWG, 8.155% 10/11/37 (e)		483,783	570,839
Class BWK, 10.676% 10/11/37 (e)		327,972	427,047
Class BWL, 10.1596% 10/11/37 (e)		553,032	706,258
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 6.2363% 3/15/22 (e)(f)		700,000	678,913
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		2,000,000	2,248,026
Series 2004-TF2A Class AX, 0% 11/15/19 (e)(f)(g)		4,742,624	949
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		1,000,000	1,015,491
Deutsche Mortgage & Asset Receiving Corp. Series1998-C1 Class J, 6.22% 6/15/31		1,200,000	1,044,317
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0659% 4/29/39 (e)(f)		931,213	944,962
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		1,015,000	1,013,843
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		1,000,000	987,690
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class F, 6.75% 4/15/29 (f)		2,767,000	2,691,772
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		1,500,000	1,442,578
Series 2000-C1:
Class H, 7% 3/15/33 (e)		950,000	946,586
Class K, 7% 3/15/33 (e)		1,100,000	972,813
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-J10 Class B2, 6.75% 4/15/29 (f)		$ 1,000,000	$ 813,438
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 5.84% 3/1/20 (e)(f)		1,400,000	1,344,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (e)(f)		2,895,000	2,591,488
Class X, 1.6388% 10/15/32 (e)(f)(g)		18,659,248	416,848
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,000,000	2,149,340
Series 1999-C7 Class F, 6% 10/15/35 (e)		350,000	353,507
Series 1999-C8:
Class G, 6% 7/15/31 (e)		1,385,000	1,381,967
Class H, 6% 7/15/31 (e)		2,638,000	2,263,747
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	587,192
Class G, 4.384% 7/12/15	CAD	355,000	284,929
Class H, 4.384% 7/12/15	CAD	236,000	168,810
Class J, 4.384% 7/12/15	CAD	355,000	236,223
Class K, 4.384% 7/12/15	CAD	355,000	223,130
Class L, 4.384% 7/12/15	CAD	236,000	140,211
Class M, 4.384% 7/12/15	CAD	995,000	362,367
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (e)		3,359,000	3,278,182
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	748,775
Class E, 7.983% 10/15/13		1,453,000	1,417,571
Class IO, 7.797% 1/15/18 (f)(g)		6,878,684	2,010,178
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,000,000	933,523
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	1,850,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 4.8113% 9/15/09 (e)(f)		1,200,000	1,075,245
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 0% 9/25/26 (e)(f)		2,000,000	1,427,770
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $42,460,712)			42,898,967
Floating Rate Loans - 3.5%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 0.3%
Intrawest Resorts term loan 6.6089% 4/24/08 (f)		$ 1,164,781	$ 1,135,661
Specialty Retail - 0.9%
The Pep Boys - Manny, Moe & Jack term loan 7.08% 10/27/13 (f)		29,188	28,021
Toys 'R' US, Inc. term loan 7.6313% 12/9/08 (f)		4,100,000	3,792,500
			3,820,521
TOTAL CONSUMER DISCRETIONARY			4,956,182
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Cumberland Farms, Inc. term loan 6.83% 9/29/13 (f)		1,472,024	1,435,224
FINANCIALS - 1.7%
Diversified Financial Services - 0.6%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.515% 2/27/14 (f)		2,330,000	1,118,400
Tranche B 1LN, term loan 7.9071% 2/27/13 (f)		1,767,496	1,387,485
			2,505,885
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. term loan 4.785% 3/22/11 (f)		2,200,000	2,057,000
Capital Automotive (REIT) Tranche B, term loan 6.39% 12/16/10 (f)		593,026	554,480
General Growth Properties, Inc. Tranche A1, term loan 5.7% 2/24/10 (f)		697,368	634,605
			3,246,085
Real Estate Management & Development - 0.3%
MDS Realty Holdings LLC Tranche M3, term loan 8.04% 1/1/09 (f)		120,096	117,093
Realogy Corp.:
Tranche B, term loan 7.505% 10/10/13 (f)		783,939	658,509
8.24% 10/10/13 (f)		211,061	177,291
Tishman Speyer Properties term loan 6.17% 12/27/12 (f)		210,000	192,150
			1,145,043
TOTAL FINANCIALS			6,897,013
Floating Rate Loans - continued
		Principal Amount (d)	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
HealthSouth Corp. term loan 6.9145% 3/10/13 (f)		$ 1,262,594	$ 1,174,212
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.33% 3/6/14 (f)		168,725	150,165
TOTAL FLOATING RATE LOANS (Cost $17,096,527)			14,612,796
Preferred Securities - 0.3%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)		1,000,000	100
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)		500,000	278,600
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)		590,000	429,964
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)		810,000	149,850
Ipswich Street CDO Series 2006-1, 6/27/46 (e)		1,350,000	202,500
Kent Funding III Ltd. 11/5/47 (e)		1,650,000	247,500
			1,308,514
TOTAL PREFERRED SECURITIES (Cost $5,664,001)			1,308,514
Money Market Funds - 5.5%
		Shares
Fidelity Cash Central Fund, 3.79% (b) (Cost $23,079,083)		23,079,083	23,079,083
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $457,881,248)			413,996,804
NET OTHER ASSETS - 0.9%			3,849,784
NET ASSETS - 100%			$ 417,846,588
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,378,468 or 16.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,242,284 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 210,965
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 235,780
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 5.8763% 6/25/35	6/3/05	$ 1,110,697
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 4,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 654,832

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	0.1%
AAA,AA,A	2.1%
BBB	18.4%
BB	19.0%
B	8.8%
CCC,CC,C	2.1%
Not Rated	6.6%
Equities	36.5%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $434,802,165)	$ 390,917,721
Fidelity Central Funds (cost $23,079,083)	23,079,083
Total Investments (cost $457,881,248)		$ 413,996,804
Cash		32,745
Receivable for investments sold		875,376
Receivable for fund shares sold		556,107
Dividends receivable		404,245
Interest receivable		3,450,754
Distributions receivable from Fidelity Central Funds		68,479
Prepaid expenses		1,311
Other receivables		73,679
Total assets		419,459,500

Liabilities
Payable for investments purchased	$ 535,557
Payable for fund shares redeemed	698,599
Accrued management fee	194,174
Transfer agent fee payable	102,356
Other affiliated payables	17,182
Other payables and accrued expenses	65,044
Total liabilities		1,612,912

Net Assets		$ 417,846,588
Net Assets consist of:
Paid in capital		$ 464,424,880
Undistributed net investment income		2,081,348
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,775,282)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(43,884,358)
Net Assets, for 40,765,769 shares outstanding		$ 417,846,588
Net Asset Value, offering price and redemption price per share ($417,846,588 ÷ 40,765,769 shares)		$ 10.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008
Investment Income
Dividends		$ 5,279,756
Interest		9,787,581
Income from Fidelity Central Funds		654,832
Total income		15,722,169

Expenses
Management fee	$ 1,266,186
Transfer agent fees	621,809
Accounting fees and expenses	111,926
Custodian fees and expenses	6,464
Independent trustees' compensation	986
Registration fees	27,302
Audit	52,067
Legal	1,852
Miscellaneous	14,228
Total expenses before reductions	2,102,820
Expense reductions	(8,930)	2,093,890
Net investment income (loss)		13,628,279
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,359,973)
Foreign currency transactions	(706)
Total net realized gain (loss)		(4,360,679)
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,080,391)
Assets and liabilities in foreign currencies	238
Total change in net unrealized appreciation (depreciation)		(21,080,153)
Net gain (loss)		(25,440,832)
Net increase (decrease) in net assets resulting from operations		$ (11,812,553)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,628,279	$ 32,679,170
Net realized gain (loss)	(4,360,679)	16,041,559
Change in net unrealized appreciation (depreciation)	(21,080,153)	(32,410,471)
Net increase (decrease) in net assets resulting from operations	(11,812,553)	16,310,258
Distributions to shareholders from net investment income	(19,733,516)	(30,097,730)
Distributions to shareholders from net realized gain	(10,229,881)	(12,079,504)
Total distributions	(29,963,397)	(42,177,234)
Share transactions Proceeds from sales of shares	68,800,062	234,666,945
Reinvestment of distributions	26,553,633	36,245,899
Cost of shares redeemed	(152,030,499)	(250,130,676)
Net increase (decrease) in net assets resulting from share transactions	(56,676,804)	20,782,168
Redemption fees	31,717	87,744
Total increase (decrease) in net assets	(98,421,037)	(4,997,064)

Net Assets
Beginning of period	516,267,625	521,264,689
End of period (including undistributed net investment income of $2,081,348 and undistributed net investment income of $8,186,585, respectively)	$ 417,846,588	$ 516,267,625
Other Information Shares
Sold	6,456,033	19,631,419
Issued in reinvestment of distributions	2,527,432	3,063,466
Redeemed	(14,217,262)	(20,928,409)
Net increase (decrease)	(5,233,797)	1,766,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 11.78	$ 12.17	$ 11.49	$ 10.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.32	.63	.66	.60	.59	.27
Net realized and unrealized gain (loss)	(.58)	(.37)	(.11)	.83	.60	.71
Total from investment operations	(.26)	.26	.55	1.43	1.19	.98
Distributions from net investment income	(.47)	(.58)	(.67)	(.57)	(.55)	(.07)
Distributions from net realized gain	(.24)	(.24)	(.27)	(.18)	(.07)	-
Total distributions	(.71)	(.82)	(.94)	(.75)	(.62)	(.07)
Redemption fees added to paid in capitalD	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 10.25	$ 11.22	$ 11.78	$ 12.17	$ 11.49	$ 10.91
Total Return B,C	(2.37)%	2.00%	4.82%	12.90%	11.31%	9.83%
Ratios to Average Net Assets E,H
Expenses before reductions	.92% A	.88%	.85%	.85%	.85%	.97% A
Expenses net of fee waivers, if any	.92% A	.88%	.85%	.85%	.85%	.97% A
Expenses net of all reductions	.92% A	.88%	.85%	.85%	.85%	.94% A
Net investment income (loss)	5.98% A	5.30%	5.61%	5.13%	5.25%	5.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 417,847	$ 516,268	$ 521,265	$ 667,403	$ 422,551	$ 228,545
Portfolio turnover rate F	17% A	45%	27%	30%	61%	41% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 4, 2003 (commencement of operations) to July 31, 2003. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued.

Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund follows the provisions of Emerging Issues Task Force Issue No. 99-20 (EITF 99-20), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 17,343,689
Unrealized depreciation	(61,324,013)
Net unrealized appreciation (depreciation)	$ (43,980,324)
Cost for federal income tax purposes	$ 457,977,128

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $36,446,821 and $106,518,275, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .27% of average net assets. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $863 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $690 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $7,671 and $1,259, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

9. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $7,853.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2008, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2008 and for the year ended July 31, 2007, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2008 and for the year ended July 31, 2007, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 31, 2008

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

REI-USAN-0308
1.789734.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 2, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 2, 2008